Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2010	$ 4,746	$ 18,354	$ 37,868	$ (1,465)	$ (9,527)	$ 49,976
Beginning balance, shares at Dec. 31, 2010	4,257,765
Net income			4,680			4,680
Other comprehensive loss (income)				(791)		(791)
Cash dividends			(3,648)			(3,648)
Stock-based compensation activity		26				26
Purchase of treasury stock, at cost					(589)	(589)
Purchase of treasury stock, shares	(33,850)					(33,850)
Treasury stock issued for stock option and stock purchase plans		(17)			83	66
Treasury stock issued for stock option and stock purchase plans, shares	4,303
Balance at Dec. 31, 2011	4,746	18,363	38,900	(2,256)	(10,033)	49,720
Ending balance, shares at Dec. 31, 2011	4,228,218
Net income			3,648			3,648
Other comprehensive loss (income)				837		837
Cash dividends			(3,724)			(3,724)
Stock-based compensation activity		25				25
Purchase of treasury stock, at cost					(360)	(360)
Purchase of treasury stock, shares	(19,793)					(19,793)
Treasury stock issued for stock option and stock purchase plans		(42)			193	151
Treasury stock issued for stock option and stock purchase plans, shares	9,936
Balance at Dec. 31, 2012	4,746	18,346	38,824	(1,419)	(10,200)	50,297
Ending balance, shares at Dec. 31, 2012	4,218,361					4,218,361
Net income			4,001			4,001
Other comprehensive loss (income)				(240)		(240)
Cash dividends			(3,707)			(3,707)
Stock-based compensation activity		30				30
Purchase of treasury stock, at cost					(445)	(445)
Purchase of treasury stock, shares	(24,918)					(24,918)
Treasury stock issued for stock option and stock purchase plans		(6)			54	48
Treasury stock issued for stock option and stock purchase plans, shares	2,823
Balance at Dec. 31, 2013	$ 4,746	$ 18,370	$ 39,118	$ (1,659)	$ (10,591)	$ 49,984
Ending balance, shares at Dec. 31, 2013	4,196,266					4,196,266